Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of income tax expenses

	Year Ended June 30
	2026			2025			2024
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	-	-	-	-	-	-
Foreign tax	(12)	-	(12)	139	-	139	-	-	-
Total current tax	(12)	-	(12)	139	-	139	-	-	-

Deferred tax
Current year
UK tax	-	-	-	-	-	-	-	-	-
Foreign tax	(1,606)	-	(1,606)	552	-	552	(1,603)	-	(1,603)
Total deferred tax	(1,606)	-	(1,606)	552	-	552	(1,603)	-	(1,603)

Total income tax	(1,618)	-	(1,618)	691	-	691	(1,603)	-	(1,603)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Loss before income tax before discontinuing operations	(48,735)	(17,997)	(44,216)
Group weighted average corporation tax rate	24.7%	25.0%	18.40%
Tax at standard rate	12,022	4,499	8,121
Effects of:
Effect of tax rates in foreign jurisdictions and other reconciling items	(1,270)	(349)	-
Other taxable/(deductible) items	230	-	-
Deferred tax assets not recognized on tax losses	(12,608)	(3,459)	(9,724)
Other tax effect	8	-	-
Total income tax from continuing operation for the period recognized in the
Consolidated Statements of Comprehensive Loss	(1,618)	691	(1,603)

Schedule of deferred tax

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Deferred tax assets	3,206	4,405	4,099
Deferred tax liabilities	(7,850)	(2,572)	(2,873)
Net deferred tax (liability)/asset	(4,644)	1,833	1,226

Schedule of deferred tax assets and liabilities

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
June 30, 2023	4,276	860	5,136
Credit to comprehensive income	(177)	(860)	(1,037)
June 30, 2024	4,099	-	4,099
Charged to comprehensive income	306	-	306
June 30, 2025	4,405	-	4,405
Charged to comprehensive income	(1,199)	-	(1,199)
June 30, 2026	3,206	-	3,206

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2023	-	(2,232)	(2,232)
Charged to comprehensive income	-	(641)	(641)
June 30, 2024	-	(2,873)	(2,873)
Charged to comprehensive income		301	301
June 30, 2025	-	(2,572)	(2,572)
Movement recognized during the year	-	(408)	(408)
Acquired in business combination	-	(5,256)	(5,256)
Translation and other differences	-	386	386
June 30, 2026	-	(7,850)	(7,850)

Schedule of deferred tax by type of temporary difference

Asset / (Liability)	2026	2025
Property, plant and equipment	(354)	-
Intangible assets	(4,330)	(3,206)
Right-of-use assets	(2,192)	-
Lease liabilities	2,232	-
Borrowings	-	-
Other temporary differences	-	624
Tax losses carried forward	16,665	4,405
Deferred tax assets not recognized	(16,665)	-
Recognized net deferred tax (liability)/asset	(4,644)	1,833
Presented as: deferred tax assets	-	4,405
Presented as: deferred tax liabilities - net	(4,644)	(2,572)